Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.7%
90,251	iShares 20+ Year Treasury Bond ETF	$11,920,352	1.9
126,910	Vanguard Emerging Markets ETF	5,854,358	0.9
129,066	Vanguard FTSE Developed Markets ETF	6,199,040	1.0
182,240	Vanguard Russell 1000 Growth ETF	13,004,647	2.1
101,542	Vanguard S&P 500 ETF	42,157,192	6.7
175,063	Vanguard Value ETF	25,870,810	4.1

	Total Exchange-Traded Funds
	(Cost $93,699,941)	105,006,399	16.7

MUTUAL FUNDS: 83.2%
	Affiliated Investment Companies: 83.2%
7,770,924	Voya Intermediate Bond Fund - Class R6	74,290,029	11.8
2,823,897	Voya Multi-Manager Emerging Markets Equity Fund - Class I	28,888,469	4.6
6,520,159	Voya Multi-Manager International Equity Fund - Class I	66,244,812	10.5
6,710,969	Voya Multi-Manager International Factors Fund - Class I	62,479,119	9.9
1,254,793	Voya Multi-Manager Mid Cap Value Fund - Class I	12,773,797	2.0
3,575,687	Voya U.S. Stock Index Portfolio - Class I	74,553,077	11.8
1,784,436	VY® BrandywineGLOBAL - Bond Portfolio - Class I	19,450,350	3.1
1,720,316	VY® Columbia Contrarian Core Portfolio - Class I	38,724,307	6.2
871,814	VY® Invesco Comstock Portfolio - Class I	19,249,650	3.1
992,375	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	19,589,479	3.1
1,986,969	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	63,583,007	10.1
993,203	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	12,881,849	2.0
311,130	VY® T. Rowe Price Growth Equity Portfolio - Class I	31,368,104	5.0

	Total Mutual Funds
	(Cost $521,875,123)	524,076,049	83.2

	Total Investments in Securities (Cost $615,575,064)	$629,082,448	99.9
	Assets in Excess of Other Liabilities	636,382	0.1
	Net Assets	$629,718,830	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$105,006,399	$–	$–	$105,006,399
Mutual Funds	524,076,049	–	–	524,076,049
Total Investments, at fair value	$629,082,448	$–	$–	$629,082,448
Liabilities Table
Other Financial Instruments+
Futures	$(851,917)	$–	$–	$(851,917)
Total Liabilities	$(851,917)	$–	$–	$(851,917)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$27,387,145	$123,687	$(25,881,112)	$(1,629,720)	$-	$119,736	$862,446	$-
Voya Intermediate Bond Fund - Class R6	60,987,983	19,761,134	(1,590,319)	(4,868,769)	74,290,029	407,940	(69,894)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,539,072	1,390,405	(749,866)	(4,291,142)	28,888,469	-	(71,529)	-
Voya Multi-Manager International Equity Fund - Class I	73,158,500	2,830,550	(1,552,747)	(8,191,491)	66,244,812	-	(88,059)	-
Voya Multi-Manager International Factors Fund - Class I	67,627,412	367,861	(1,785,413)	(3,730,741)	62,479,119	-	191,366	-
Voya Multi-Manager Mid Cap Value Fund - Class I	14,036,669	73,087	(500,972)	(834,987)	12,773,797	-	109,967	-
Voya U.S. Stock Index Portfolio - Class I	80,572,885	657,784	(2,128,982)	(4,548,610)	74,553,077	-	758,863	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,004,383	6,043,596	(13,479,157)	(118,472)	19,450,350	-	(617,554)	-
VY® Columbia Contrarian Core Portfolio - Class I	41,745,822	219,261	(1,446,534)	(1,794,242)	38,724,307	-	561,733	-
VY® Invesco Comstock Portfolio - Class I	20,428,220	270,801	(1,982,673)	533,302	19,249,650	-	258,061	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	20,340,899	1,090,900	(304,614)	(1,537,706)	19,589,479	-	92,628	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	68,614,921	365,435	(2,731,528)	(2,665,821)	63,583,007	-	604,013	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,257,061	1,569,558	(231,524)	(1,713,246)	12,881,849	-	33,304	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	40,172,788	5,029,843	(6,269,499)	(7,565,028)	31,368,104	-	1,060,381	-
	$587,873,760	$39,793,902	$(60,634,940)	$(42,956,673)	$524,076,049	$527,676	$3,685,726	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	49	06/13/22	$12,062,575	$(13,901)
			$12,062,575	$(13,901)
Short Contracts:
MSCI EAFE Index	(59)	06/17/22	(6,325,980)	(333,748)
MSCI Emerging Markets Index	(109)	06/17/22	(6,133,975)	(504,268)
			$(12,459,955)	$(838,016)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $620,174,957.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,920,673
Gross Unrealized Depreciation	(29,865,099)
Net Unrealized Appreciation	$8,055,574